Financial instruments and risks - Summary of Maturity Profile of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	$ 16,294	$ 19,726
Accounts payable	8,960	5,220
Accrued expenses	20,736	13,217
Borrowings	67,083	22,027
Total contractual liabilities	113,073	60,190
Within 1 year
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	2,992	2,739
Accounts payable	8,960	5,220
Accrued expenses	20,736	13,217
Borrowings	5,125	1,622
Total contractual liabilities	37,813	22,798
Between 1 and 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	11,839	12,518
Accounts payable	0	0
Accrued expenses	0	0
Borrowings	61,958	20,405
Total contractual liabilities	73,797	32,923
After 5 years
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	1,463	4,469
Accounts payable	0	0
Accrued expenses	0	0
Borrowings	0	0
Total contractual liabilities	1,463	4,469
Net carrying amount
Disclosure Of Maturity Analysis For Financial Liabilities On Contractual Discounted Cashflows [Line Items]
Lease liabilities	15,287	16,793
Accounts payable	8,960	5,220
Accrued expenses	20,736	13,217
Borrowings	47,733	13,237
Total contractual liabilities	$ 92,716	$ 48,467